CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
CONCENTRATIONS

nOTE 17: CONCENTRATIONS

During the six months ended June 30, 2021 and 2020, the Company had two major customers comprising 87% of revenues and two major customers comprising 88% of revenues, respectively. A major customer is defined as a customer that represents 10% or greater of total revenues. There was 87% and 85% of accounts receivable representing two and two customers as of June 30, 2021 and December 31, 2020, respectively.

The Company does not believe that the risk associated with these customers or vendors will have an adverse effect on the business.

nOTE 14: CONCENTRATIONS

During the years ended December 31, 2020 and 2019, the Company had two major customers comprising 85% of revenues and two major customers comprising 82% of revenues, respectively. A major customer is defined as a customer that represents 10% or greater of total revenues. There was 85% and 67% of accounts receivable two and two customers as of December 31, 2020 and December 31, 2019, respectively.

The Company does not believe that the risk associated with these customers or vendors will have an adverse effect on the business.